ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Accounts receivable	4,798	5,018
Less: allowance for expected credit losses accounts	(23)	(40)
Accounts receivable, net	4,775	4,978

Accounts receivable, net, consists of the following:

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Accounts receivable	5,669	4,798	3,637
Less: allowance for expected credit losses	(34)	(23)	(18)
Accounts receivable, net	5,635	4,775	3,619

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movements in the allowance for expected credit losses accounts for the year ended December 31, 2023 and the six-month period ended June 30, 2024 were as follows:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Balance at beginning of the year/period	34	23
Addition	-	17
Reversal	(11)	-
Balance at end of the year/period	23	40

The movements in the allowance for expected credit losses for the years ended December 31, 2022 and 2023 were as follows:

	2022	2023	2023
	SGD’000	SGD’000	USD’000
Balance at beginning of the year	34	34	26
Additions	-	-	-
Reversal	-	(11)	(8)
Balance at end of the year	34	23	18

SCHEDULE OF ACCOUNTS NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

As of December 31, 2023 and June 30, 2024, the ageing analysis of accounts receivable, net of allowance for expected credit losses accounts, based on the invoice date is as follows:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Within 30 days	3,923	3,134
Between 31 and 60 days	758	1,484
Between 61 and 90 days	38	53
More than 90 days	56	307
	4,775	4,978

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for expected credit losses, based on the invoice date is as follows:

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Within 30 days	3,094	3,923	2,974
Between 31 and 60 days	1,683	758	575
Between 61 and 90 days	270	38	29
More than 90 days	588	56	41
Accounts receivable, net	5,635	4,775	3,619